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                                                        [SHIP LOGO  VANGUARD(R)]

                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600
                                                                www.vanguard.com





August 27, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard International Equity Index Funds (the Trust)
     File No.  33-32548

To The Filing Desk:

Enclosed is the 61st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on June 26, 2008, to disclose reductions in transaction fees for two series of the Trust, Emerging Markets Stock Index and FTSE All-World ex-US Index Funds. The purpose of this Amendment is to include a number of non-material changes which the Trust deems appropriate.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of August 29, 2008, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.



Sincerely,




Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc



Enclosures

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission